Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013
Summary of Inventories
Raw materials and supplies	$ 1,214	$ 1,224
Goods in process	2,461	2,612
Finished goods	4,509	4,042
Total inventories	$ 8,184	$ 7,878